BUSINESS COMBINATION AND ASSET ACQUISITION (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands, $ in Thousands											3 Months Ended
	Dec. 09, 2024 USD ($) item shares	Dec. 03, 2024 MW	Mar. 15, 2023 HKD ($) $ / shares shares	Mar. 15, 2023 USD ($) shares	Jul. 12, 2022 HKD ($) $ / shares shares	Jun. 18, 2021 HKD ($) shares	Jun. 18, 2021 USD ($) shares	Mar. 31, 2021 HKD ($) $ / shares shares	Mar. 31, 2021 USD ($) shares	Mar. 31, 2021 CNY (¥) shares	Jun. 30, 2025 shares	Dec. 31, 2024	Jul. 26, 2022	Dec. 31, 2021
Alpha Data Center LLC ("Alpha")
Business Acquisition [Line Items]
Maximum planned power capacity in megawatts | MW		100
Consideration for right of electrical power capacity | $	$ 0
Term of right of electrical power	2 years
Alpha Data Center LLC ("Alpha")
Business Acquisition [Line Items]
Percentage of equity interest		51.00%										51.00%
Ownership percentage	49.00%
Loto Interactive Limited
Business Acquisition [Line Items]
Percentage of Equity Securities Without Readily Determinable Fair Value														33.74%
Number of shares acquired						30,642,534	30,642,534	169,354,839	169,354,839	169,354,839
Price per share for business combination | $ / shares					$ 0.28			$ 0.62
Total consideration						$ 26,224	$ 3,378	$ 105,000	$ 13,503
Ownership interest held						59.80%	59.80%	54.20%
Number of shares issued for acquisition					279,673,200
Consideration on sale of ownership interest | $					$ 78,308
Percentage of voting interests acquired												8.79%
Foreign Currency Exchange Rate, Translation													0.1274
Loto Interactive Limited | Manful Kingdom Limited
Business Acquisition [Line Items]
Percentage of ownership interest sold					51.00%
Crypto Flow Technology Limited | Sale and purchase agreement
Business Acquisition [Line Items]
Price per share for business combination | $ / shares			$ 0.38
Total consideration			$ 18,314	$ 2,333
Number of shares issued for acquisition			48,195,605	48,195,605
Percentage of voting interests acquired			8.79%
Ganzi Changhe Data Center
Business Acquisition [Line Items]
Total consideration									$ 13,841	¥ 88,200
Acquisition of Guanghan Data Center Co., Ltd.
Business Acquisition [Line Items]
Total consideration | $	$ 23,657
Units of mining machines												16,628
Consideration transferred | $	$ 2,265
Term of exclusive usage rights to the mining machines given to sellers	2 years
Acquisition of Guanghan Data Center Co., Ltd. | USDT
Business Acquisition [Line Items]
Consideration transferred in the form of cryptocurrency | item	2,265,000
Acquisition of Guanghan Data Center Co., Ltd. | Class A ordinary shares
Business Acquisition [Line Items]
Number of shares issued for acquisition	369,031,800
Acquisition of Guanghan Data Center Co., Ltd. | SUBSEQUENT EVENTS | Class A ordinary shares
Business Acquisition [Line Items]
Number of shares issued for acquisition											45,278,600